Form N-1A Cover	Mar. 14, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Entity Central Index Key	0000882381
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 14, 2025
Prospectus Date	Feb. 28, 2025
Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 14, 2025 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2025
Global Fixed Income Opportunities Fund (Class IR)
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 14, 2025 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF Morgan Stanley Global Fixed Income Opportunities Fund (Class IR), dated February 28, 2025